Stock Options, Restricted Stock, and Dividend Reinvestment Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	1,238,754
Number of shares available for grant (in shares)	7,927,593
Award vesting period	3 years
Value of annual equity awards to non employee directors	$ 65,000	$ 65,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,483,323	971,328	595,229
Total intrinsic value of options exercised	$ 2,500,000	$ 10,600,000	$ 2,800,000
Grants in period, weighted average grant date fair value (in dollars per share)	$ 4.69	$ 2.95	$ 4.01
Stock-based compensation expense	$ 20,627,000	$ 17,536,000	$ 13,796,000
Total income tax benefits recognized	$ 7,900,000	6,700,000	5,300,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	0
Nonvested Restricted Stock Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized	$ 27,600,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	2 years 6 months
Total grant date fair value of shares vested	$ 9,900,000	$ 9,700,000	$ 9,900,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized	$ 2,200,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition	3 years 2 months 12 days
Expiration period	20 years
Equity Compensation Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)	10,233,661
Performance Condition Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Duration of performance evaluation		3 years	3 years
Performance Condition Awards | PSUs Granted After Two Thousand Fourteen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post vest holding period	2 years
Percent of performance condition achieved	11250.00%
Market Condition Award | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years
Market Condition Award | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Dividend Reinvestment Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 25
Dividend Reinvestment Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly value of shares available for purchase under dividend reinvestment and stock purchase plan	$ 10,000
Capital Bank Financial Corporation | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years